Note 2 - Plan of Arrangement - Net Assets Transferred (Details)			12 Months Ended
		Jul. 31, 2015 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Jul. 31, 2015 USD ($)
Liabilities:
Gain on transfer of spin-out assets					$ 3,115,422
Almadex [member]
Statement Line Items [Line Items]
Accounts receivable and prepaid expenses		$ 142,731
Marketable securities(1)	[1]	357,672
Inventory		274,768
Investment in associate		2,108,408
Reclamation deposit		30,235
Contingent shares receivable						$ 47,100
Property, plant and equipment		622,971
Exploration and evaluation assets		2,128,240
Total assets		5,712,125
Liabilities:
Trade and other payables		(49,748)
Carrying value of net assets		5,662,377
Fair value of net assets distributed		8,777,799
Gain on transfer of spin-out assets		$ 3,115,422

[1]	The carrying value of the marketable securities spun out on July 31, 2015, reflects their mark to market fair value less an unrealized gain formerly included in reserves representing the accumulated other comprehensive income on available-for-sale financial assets of $162,812.